Portfolio of Investments
Variable Portfolio – Partners International Value Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.1%
Issuer	Shares	Value ($)
Australia 2.1%
BHP Group Ltd.	73,300	2,842,497
BHP Group Ltd., ADR	64,500	4,982,625
LendLease Group	454,900	3,792,015
Macquarie Group Ltd.	64,100	9,694,108
Santos Ltd.	1,654,500	9,592,465
Total		30,903,710
Austria 0.1%
ams-OSRAM AG(a)	123,500	1,890,415
Belgium 1.3%
Anheuser-Busch InBev SA/NV	142,700	8,531,764
Groupe Bruxelles Lambert SA	50,700	5,246,251
KBC Group NV	77,000	5,524,690
Total		19,302,705
Brazil 1.4%
Ambev SA	6,524,900	21,269,772
Canada 0.2%
TFI International, Inc.	21,000	2,236,652
China 1.7%
Alibaba Group Holding Ltd.(a)	1,203,700	16,426,548
Trip.com Group Ltd., ADR(a)	397,071	9,180,282
Total		25,606,830
Denmark 1.4%
AP Moller - Maersk A/S, Class B	4,565	13,717,659
Danske Bank A/S	398,779	6,633,724
Total		20,351,383
Finland 2.0%
Nokia OYJ(a)	5,262,183	28,978,958
France 11.0%
Accor SA(a)	210,881	6,794,433
Airbus Group SE(a)	19,300	2,328,902
Amundi SA	246,036	16,824,151
Bouygues SA	191,190	6,673,311
Capgemini SE	35,200	7,810,990
Cie Generale des Etablissements Michelin CSA	130,959	17,746,986
Dassault Aviation SA	28,920	4,566,961
Common Stocks (continued)
Issuer	Shares	Value ($)
Engie SA	912,900	12,001,899
Publicis Groupe SA	173,135	10,508,197
Rexel SA	1,335,194	28,503,492
Sanofi	181,210	18,526,847
SCOR SE	178,394	5,736,338
TotalEnergies SE	162,700	8,232,548
Ubisoft Entertainment SA(a)	76,700	3,370,415
Veolia Environnement SA	364,640	11,691,629
Total		161,317,099
Germany 9.7%
Allianz SE, Registered Shares	22,700	5,420,945
BASF SE	423,431	24,161,216
Bayer AG, Registered Shares	62,000	4,240,744
Covestro AG	402,877	20,287,034
Deutsche Boerse AG	50,600	9,108,550
Deutsche Post AG	166,711	7,960,764
Fresenius Medical Care AG & Co. KGaA	195,266	13,084,937
Fresenius SE & Co. KGaA	206,100	7,567,265
HeidelbergCement AG	130,500	7,395,983
Infineon Technologies AG	200,800	6,793,072
SAP SE	79,700	8,833,004
Siemens AG, Registered Shares	135,173	18,717,046
Siemens Energy AG	254,450	5,788,924
Talanx AG	63,400	2,793,135
Total		142,152,619
Hong Kong 1.9%
CK Asset Holdings Ltd.	871,500	5,957,078
CK Hutchison Holdings Ltd.	1,408,900	10,302,455
Galaxy Entertainment Group Ltd.	1,854,000	10,970,830
Total		27,230,363
Ireland 1.1%
AIB Group PLC	2,017,200	4,443,096
Ryanair Holdings PLC, ADR(a)	16,700	1,454,904
Smurfit Kappa Group PLC	217,100	9,643,014
Total		15,541,014
Variable Portfolio – Partners International Value Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Isle of Man 0.2%
Entain PLC(a)	170,400	3,650,144
Israel 0.5%
Check Point Software Technologies Ltd.(a)	57,400	7,936,124
Italy 0.9%
Enel SpA	1,553,490	10,372,273
Prysmian SpA	104,500	3,546,333
Total		13,918,606
Japan 19.1%
Astellas Pharma, Inc.	533,400	8,334,319
Bridgestone Corp.	176,300	6,843,223
Denka Co., Ltd.	118,300	3,277,579
FANUC Corp.	32,600	5,721,624
Fujitsu Ltd.	46,200	6,921,949
Fukuoka Financial Group, Inc.	314,000	6,058,920
Hitachi Ltd.	172,400	8,627,621
Honda Motor Co., Ltd.	631,200	17,891,895
Iida Group Holdings Co., Ltd.	287,500	4,956,771
Isuzu Motors Ltd.	1,076,200	13,902,369
Japan Airlines Co., Ltd.(a)	158,100	2,947,507
Kirin Holdings Co., Ltd.	330,600	4,938,058
Komatsu Ltd.	894,900	21,500,433
Kyocera Corp.	131,600	7,364,263
Mitsui & Co., Ltd.	269,200	7,307,496
MS&AD Insurance Group Holdings, Inc.	127,100	4,126,675
Nintendo Co., Ltd.	18,800	9,489,527
Olympus Corp.	316,500	5,998,495
ORIX Corp.	634,300	12,643,222
Panasonic Holdings Corp.	1,342,300	13,036,524
Rakuten Group, Inc.	899,300	7,070,949
Resona Holdings, Inc.	1,349,050	5,746,063
SBI Holdings, Inc.	152,000	3,835,090
Sega Sammy Holdings, Inc.	243,000	4,190,383
Seven & I Holdings Co., Ltd.	280,400	13,368,688
Sony Group Corp.	187,300	19,268,622
Square Enix Holdings Co., Ltd.	93,400	4,137,494
Sumitomo Mitsui Financial Group, Inc.	482,200	15,231,919
Suzuki Motor Corp.	90,200	3,091,172
Common Stocks (continued)
Issuer	Shares	Value ($)
T&D Holdings, Inc.	296,500	4,025,872
Takeda Pharmaceutical Co., Ltd.	322,600	9,191,592
Toshiba Corp.	228,200	8,670,112
Toyota Industries Corp.	152,600	10,525,345
Total		280,241,771
Netherlands 4.6%
AerCap Holdings NV(a)	65,200	3,278,256
ArcelorMittal SA	474,635	15,204,515
ASML Holding NV	12,900	8,620,062
CNH Industrial NV	443,600	6,987,049
EXOR NV	32,900	2,501,048
Heineken Holding NV	104,220	8,160,764
ING Groep NV	1,333,979	13,927,988
Koninklijke Philips NV	117,035	3,568,830
NXP Semiconductors NV	29,800	5,515,384
Total		67,763,896
Norway 0.8%
DNB Bank ASA	201,200	4,548,919
Mowi ASA	252,300	6,795,933
Total		11,344,852
Portugal 0.0%
Banco Espirito Santo SA, Registered Shares(a),(b),(c)	533,756	1
Singapore 1.5%
DBS Group Holdings Ltd.	765,900	20,068,283
Wilmar International Ltd.	598,700	2,073,433
Total		22,141,716
South Korea 2.9%
POSCO Holdings, Inc.	70,603	16,935,805
POSCO Holdings, Inc., ADR	200	11,854
Samsung Electronics Co., Ltd.	204,400	11,696,378
Shinhan Financial Group Co., Ltd.	399,670	13,576,286
Shinhan Financial Group Co., Ltd., ADR	15,057	503,355
Total		42,723,678
Spain 0.6%
CaixaBank SA	2,801,976	9,503,975

2	Variable Portfolio – Partners International Value Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 1.2%
Essity AB, Class B	219,000	5,168,188
Investor AB, Class B	232,500	5,051,816
Lundin Energy AB	93,100	3,907,790
Volvo AB, B Shares	224,300	4,184,395
Total		18,312,189
Switzerland 9.0%
ABB Ltd.	273,000	8,856,316
Alcon, Inc.	27,200	2,154,945
Cie Financiere Richemont SA, Class A, Registered Shares	52,500	6,654,631
Credit Suisse Group AG, Registered Shares	541,292	4,261,113
Julius Baer Group Ltd.	57,471	3,327,255
Nestlé SA, Registered Shares	142,900	18,579,667
Novartis AG, Registered Shares	185,829	16,314,217
Roche Holding AG, Genusschein Shares	96,481	38,173,852
UBS AG	1,737,303	33,949,174
UBS Group AG, Registered Shares	16,453	321,492
Total		132,592,662
Taiwan 1.7%
Catcher Technology Co., Ltd.	884,000	4,434,886
Hon Hai Precision Industry Co., Ltd.	5,499,000	20,191,392
Total		24,626,278
United Kingdom 20.2%
Ashtead Group PLC	66,800	4,206,023
Aviva PLC	2,487,369	14,717,547
Barclays Bank PLC	3,059,458	5,930,689
Barratt Developments PLC	441,600	3,006,329
BP PLC	1,523,800	7,470,249
British Land Co. PLC (The)	314,600	2,178,247
Bunzl PLC	154,900	6,007,192
DCC PLC	102,194	7,913,295
GlaxoSmithKline PLC	352,500	7,627,026
Glencore PLC(a)	1,078,000	7,014,233
HSBC Holdings PLC	1,893,281	12,932,181
HSBC Holdings PLC, ADR	110,689	3,787,777
Imperial Brands PLC	151,500	3,191,309
Inchcape PLC	308,600	2,700,306
Common Stocks (continued)
Issuer	Shares	Value ($)
Informa PLC(a)	699,100	5,477,461
J. Sainsbury PLC	4,536,813	15,015,885
John Wood Group PLC(a)	4,403,855	9,288,341
Kingfisher PLC	1,829,700	6,106,893
Liberty Global PLC, Class C(a)	253,400	6,565,594
Linde PLC	23,200	7,410,776
Lloyds Banking Group PLC	14,735,100	8,973,196
Melrose Industries PLC	2,851,230	4,625,097
NatWest Group PLC	2,437,856	6,885,333
NatWest Group PLC, ADR	131,591	747,437
Persimmon PLC	173,900	4,876,396
Reckitt Benckiser Group PLC	206,378	15,743,744
Shell PLC, ADR	479,190	26,321,907
Smith & Nephew PLC	475,300	7,559,588
Standard Chartered PLC	1,622,838	10,772,415
TechnipFMC PLC(a)	1,389,134	10,765,788
Tesco PLC	7,500,886	27,155,506
Travis Perkins PLC	835,926	13,479,950
Unilever PLC	214,700	9,747,980
Vodafone Group PLC	6,445,674	10,569,526
Total		296,771,216
Total Common Stocks (Cost $1,455,617,561)		1,428,308,628

Preferred Stocks 0.8%
Issuer	Shares	Value ($)
Germany 0.8%
Volkswagen AG	72,219	12,410,932
Total Preferred Stocks (Cost $18,421,613)		12,410,932

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(d),(e)	19,004,331	18,996,729
Total Money Market Funds (Cost $18,997,076)		18,996,729
Total Investments in Securities (Cost $1,493,036,250)		1,459,716,289
Other Assets & Liabilities, Net		11,457,739
Net Assets		$1,471,174,028

Variable Portfolio – Partners International Value Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2022, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	24,605,917	46,788,449	(52,398,943)	1,306	18,996,729	(4,022)	5,620	19,004,331
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Variable Portfolio – Partners International Value Fund | First Quarter Report 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7056_12_A01_(05/22)